Basis of preparation and material accounting policies (Details) - GBP (£) £ in Millions		Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Disclosure of reclassifications or changes in presentation [line items]
Equity	[1]	£ (23,890)	£ (23,233)	£ (23,334)	£ (23,145)
IFRS17 Transition
Disclosure of reclassifications or changes in presentation [line items]
Equity			£ (23,233)	£ (23,334)	£ 570	[1]

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.